Benefit Plans (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
SERP & SRIP	$ 2,500,000	$ 1,800,000	$ 1,800,000
Defined Contribution Plan	18,238,000	16,926,000	14,980,000
Amounts Recognized in Balance Sheet [Abstract]
Amounts Recognized in Balance Sheet	90,842,000	213,335,000
Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Net acturial loss	(166,078,000)	(262,187,000)	(215,628,000)
Prior service cost	9,855,000	25,788,000	30,261,000
Transition liability	0	0	3,000
Defined benefit pension plans	$ (156,223,000)	$ (236,399,000)	$ (185,364,000)	$ 131,489,000